Consolidated statement of cash flows - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2018
Consolidated statement of cash flows
Net increase in cash and cash equivalents during the year	$ 16,851,000	$ 1,259,321	$ 37,500
Cash and cash equivalents, beginning of year	1,296,821	37,500
Cash and cash equivalents, end of year	18,147,821	1,296,821	37,500
Cash	18,147,821	1,296,756
Cash held in trust		65	37,500
Cash and cash equivalents	$ 18,147,821	$ 1,296,821	$ 37,500